Accruals and Other Payables - Schedule of Company's Principal Borrowings from Non-Related Parties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Short-Term Debt [Line Items]
Total Borrowings	$ 1,676,856	$ 1,725,912
Xu Hongzhao. [Member]
Short-Term Debt [Line Items]
Nature	Borrowings from non-related individual
Interest Rate	8%
Maturity Date	May 09, 2026
Secured/ Unsecured	Unsecured
Total Borrowings	$ 1,557,689	1,455,133
Ouyi Health Management Co., Ltd. [Member]
Short-Term Debt [Line Items]
Nature	Borrowings from private lender
Interest Rate	3.65% from June to December 2024 and 0% from January 2025 to December 2026
Maturity Date	Dec. 31, 2026
Secured/ Unsecured	Unsecured
Total Borrowings	$ 102,966	170,779
Golden Mainland Inc [Member]
Short-Term Debt [Line Items]
Nature	Borrowings from private lender
Interest Rate	Non-interest bearing
Maturity Date
Secured/ Unsecured	Unsecured
Total Borrowings		100,000
Wu Xianhu [Member]
Short-Term Debt [Line Items]
Nature	Borrowings from non-related individual
Interest Rate	Non-interest bearing
Maturity Date
Secured/ Unsecured	Unsecured
Total Borrowings	$ 13,349
Wang Qiming [Member]
Short-Term Debt [Line Items]
Nature	Borrowings from non-related individual
Interest Rate	Non-interest bearing
Maturity Date
Secured/ Unsecured	Unsecured
Total Borrowings	$ 2,852